Expense Example - FidelityEquityDividendIncomeFund-KPRO - FidelityEquityDividendIncomeFund-KPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund - Class K	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616